November 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	DREYFUS MUNICIPAL FUNDS, INC.
File No.: 811-6377; 33-42162

Ladies and Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended August 31, 2009

     Please direct any questions or comments to the attention of the undersigned at 212.922.6850.

Very truly yours,

/s/Faria Adam

Faria Adam